DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2019
Direct operating expense from investment property [abstract]
Disclosure of detailed information about direct commercial property expense
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Property maintenance	$182	$172	$378	$348
Real estate taxes	157	117	324	236
Employee compensation and benefits	40	54	88	98
Lease expense(1)	3	15	8	29
Other	97	63	203	119
Total direct commercial property expense	$479	$421	$1,001	$830

(1)	For the three and six months ended June 30, 2019, operating expenses relating to variable lease payments not included in the measurement of the lease liability was $3 million and $7 million